Provisions (Tables)	12 Months Ended
Jan. 31, 2020
Text block [abstract]
Summary of Provisions
  The Company’s provisions were as follows, as at:

	January 31, 2020	January 31, 2019
Product-related	$519.4	$462.1
Restructuring	1.7	0.6
Other	18.4	57.5
Total provisions	$539.5	$520.2
Current	426.7	408.6
Non-current	112.8	111.6
Total provisions	$539.5	$520.2

Summary of changes in Provision
The changes in provisions were as follows:

	Product-related	Restructuring	Other		Total
Balance as at January 31, 2019	$462.1	$0.6	$57.5		$520.2
Expensed during the year	672.2	2.4	18.3		692.9
Additions through business combinations	3.2	—	—		3.2
Paid during the year	(620.7)	(1.4)	(16.8)		(638.9)
Reversed during the year	(0.1)	—	(40.8	) [a]	(40.9)
Effect of foreign currency exchange rate changes	0.2	0.1	0.2		0.5
Unwinding of discount and effect of changes in discounting estimates	2.5	—	—		2.5
Balance as at January 31, 2020	$519.4	$1.7	$18.4		$539.5

[a]	Reversal of $40.5 million related to the patent infringement litigation cases with one of the Company’s competitors (Note 25).